UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002
Check here if Amendment ☐; Amendment Number:
This Amendment (Check only one.):	☐ is a restatement.
☐ adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	McCarthy Group Asset Management, Inc.
Address:	1125 South 103rd Street, Suite 450
Omaha, Nebraska
68124
Form 13F File Number:	28-	05489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard L. Jarvis
Title:	Chairman
Phone:	(402) 393-8281

Signature, Place, and Date of Signing:

/s/ RICHARD L. JARVIS [Signature]	Omaha, Nebraska [City, State]	5/10/02 [Date]

Report type (Check only one.):

☒	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
☐	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)
☐	13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	-0-
Form 13F Information Table Entry Total:	108
Form 13F Information Table Value Total:	$208,179
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
NONE	28-
[Repeat as necessary.]

McCarthy Group Asset Management, Inc.
FORM 13F
31-Mar-02

							Voting Authority
Name of Issuer	Title of class	CUSIP	Value (x$1000)	Shares/ Prn Amt	Sh/ Prn	Put/ Call	Invstmt Dscretn	Other Managers	Sole	Shared	None
Acceptance Insurance Companies	COM	004308102	10233	1795340	SH		Defined		1795340
Adelphia Communications Corp C	COM	006848105	3225	216467	SH		Defined		208284		8183
Adobe Systems Inc	COM	00724f101	1704	42285	SH		Defined		41065		1220
Albertson's Inc.	COM	013104104	1342	40485	SH		Defined		40485
Alliance Imaging Inc.	COM	018606202	144	11700	SH		Defined		11700
Allstate Corp	COM	020002101	1443	38202	SH		Defined		37002		1200
American Express Co	COM	025816109	526	12854	SH		Defined		11925		929
American International Group	COM	026874107	503	6977	SH		Defined		5628		1349
Apogent Technologies, Inc.	COM	03760a101	4192	169855	SH		Defined		158517		11338
Applebees Intl Inc	COM	037899101	380	10482	SH		Defined		10482
Arbitron Inc	COM	03875q108	828	24490	SH		Defined		24490
Arden Realty Group Inc	COM	039793104	552	19439	SH		Defined		19057		382
Avalon Bay Communitities	COM	053484101	340	6823	SH		Defined		6611		212
Avatar Holdings Inc. CV	CONV	053494AD2	1279	1265000	PRN		Defined		420000		845000
Berkshire Hathaway, Inc. Cl B	COM	084670207	2975	1256	SH		Defined		1203		53
Biogen, Inc.	COM	090597105	1367	27872	SH		Defined		27363		509
Blyth, Inc.	COM	09643p108	225	8499	SH		Defined		8499
Bristol Myers Squibb Co.	COM	110122108	225	5560	SH		Defined		5560
Brooktrout, Inc.	COM	114580103	940	152556	SH		Defined		142131		10425
Camden Property Trust	COM	133131102	360	9200	SH		Defined		9200
Capital Automotive REIT	COM	139733109	1487	64631	SH		Defined		64631
Carnival Cruise Lines—Cl A	COM	143658102	2769	84805	SH		Defined		82075		2730
CarrAmerica Realty Corporation	COM	144418100	484	15394	SH		Defined		14950		444
Caseys General Stores Inc	COM	147528103	1250	92599	SH		Defined		90951		1648
Cendant Corp	COM	151313103	4648	242081	SH		Defined		220131		21950
Chelsea Ppty Group Inc	COM	163421100	611	11309	SH		Defined		11309
ChevronTexaco Corporation	COM	166764100	2642	29271	SH		Defined		28061		1210
Children's Place	COM	168905107	377	11423	SH		Defined		11423
Citizens Communications Company	COM	17453b101	2019	187827	SH		Defined		177753		10074
Conmed Corp	COM	207410101	1573	62912	SH		Defined		62912
Countrywide Credit Industries	COM	222372104	2052	45864	SH		Defined		42220		3644
Cousins Properties Inc.	COM	222795106	396	15206	SH		Defined		15206
Coventry Health Care, Inc.	COM	222862104	734	28249	SH		Defined		28249
Dean Foods Co.	COM	242370104	1809	23889	SH		Defined		22388		1501
Deltek Systems, Inc.	COM	24785a108	149	21614	SH		Defined		21614
Edwards Lifesciences Corporation	COM	28176E108	783	28016	SH		Defined		28016
Electronic Data Sys	COM	285661104	3639	62751	SH		Defined		60752		1999
Energen Corp.	COM	29265n108	1162	43921	SH		Defined		42750		1171

Energizer Holdings, Inc.	COM	29266r108	2655	111807	SH	Defined	105856	5951
Exxon Mobil Corp.	COM	30231G102	295	6727	SH	Defined	4612	2115
Fannie Mae	COM	313586109	497	6218	SH	Defined	6218
FirstService Corporation	COM	33761n109	1389	62724	SH	Defined	62724
FNB Corporation	COM	302520101	2962	101094	SH	Defined		101094
Freddie Mac	COM	313400301	1595	25166	SH	Defined	23973	1193
Fresh Del Monte Produce Inc.	COM	G36738105	360	19162	SH	Defined	19162
Global Imaging Systems Inc.	COM	37934a100	854	46438	SH	Defined	46438
Guidant Corporation	COM	401698105	4041	93287	SH	Defined	88283	5004
H & R Block Inc.	COM	093671105	955	21475	SH	Defined	21475
IHOP Corp	COM	449623107	2133	63289	SH	Defined	57808	5481
IMS Health Incorporated	COM	449934108	3245	144550	SH	Defined	139254	5296
Insituform Technologies Class	COM	457667103	1682	66553	SH	Defined	63825	2728
Interpublic Group Cos Inc	COM	460690100	248	7246	SH	Defined	7246
iShares MSCI EAFE Index Fund	COM	464287465	961	8000	SH	Defined	8000
iShares S&P SC 600/Value	COM	464287879	2413	25600	SH	Defined	25600
Johnson & Johnson	COM	478160104	580	8924	SH	Defined	7244	1680
Kilroy Realty Corp	COM	49427f108	454	16104	SH	Defined	16104
Kimball Intl Cl B	COM	494274103	277	16990	SH	Defined	15490	1500
Knight-Ridder Inc.	COM	499040103	977	14224	SH	Defined	13554	670
Level 3 Communications, Inc.	COM	52729n100	256	71859	SH	Defined	71213	646
Liberty Media Corp-A	COM	530718105	7233	572225	SH	Defined	541853	30372
Lincoln Electric Holdings	COM	533900106	1664	58234	SH	Defined	56734	1500
M & F Worldwide Corp.	COM	552541104	105	39586	SH	Defined	34286	5300
Manufactured Home Communities	COM	564682102	223	6770	SH	Defined	6770
Mattel, Inc	COM	577081102	3907	187475	SH	Defined	180249	7226
McCormick & Co.	COM	579780206	726	14202	SH	Defined	12976	1226
Merck & Co.	COM	589331107	2870	49848	SH	Defined	45190	4658
Newfield Exploration Company	COM	651290108	2083	56315	SH	Defined	54856	1459
Novastar Financial, Inc.	COM	669947400	27917	1484925	SH	Defined	1484925
Novell, Inc.	COM	670006105	1865	479396	SH	Defined	461675	17721
Orthodontic Centers of America	COM	68750p103	1936	70108	SH	Defined	67799	2309
Pan Pacific Retail Pptys Inc.	COM	698061104	393	12865	SH	Defined	12865
Parker Drilling CV	CONV	701081AD3	2483	2770000	PRN	Defined	485000	2285000
Paxar Corporation	COM	704227107	1028	59893	SH	Defined	59893
Pediatrix Medical Group Inc	COM	705324101	204	5000	SH	Defined	5000
PerkinElmer, Inc.	COM	714046109	2718	146922	SH	Defined	140707	6215
Pharmaceutical Resources Inc.	COM	717125108	398	18770	SH	Defined	18770
Pride International Inc.	COM	74153q102	1233	77521	SH	Defined	76487	1034
Quanex Corp.	COM	747620102	445	12522	SH	Defined	12522
Qwest Communications Intl	COM	749121109	2573	313042	SH	Defined	301315	11727
R.H. Donnelley Corp	COM	74955w307	1312	43105	SH	Defined	41818	1287
Redwood Trust, Inc.	COM	758075402	888	32621	SH	Defined	30816	1805
Regency Centers Corp.	COM	758849103	240	8269	SH	Defined	8269
Republic Services, Inc.	COM	760759100	3972	212630	SH	Defined	198535	14095

Reynolds & Reynolds—CL A	COM	761695105	4155	138509	SH	Defined	135224	3285
Standard & Poor's 500 Dep Receipts	COM	78462f103	3993	34870	SH	Defined	34870
Startek Inc	COM	85569c107	720	31082	SH	Defined	31082
Stewart Enterprises Inc Cl. A	COM	860370105	75	12615	SH	Defined		12615
Stone Energy Corporation	COM	861642106	890	22978	SH	Defined	22061	917
Suntrust Banks Inc	COM	867914103	308	4612	SH	Defined	4612
Sybase, Inc.	COM	871130100	1248	71419	SH	Defined	71419
Taubman Centers Inc	COM	876664103	401	26640	SH	Defined	26640
Teekay Shipping Corp.	COM	Y8564w103	1430	37519	SH	Defined	35725	1794
Telephone And Data Systems, Inc	COM	879433100	2967	33620	SH	Defined	31845	1775
The Scotts Company	COM	810186106	1209	26414	SH	Defined	26414
Thermo Electron Corp	CONV	883556ah5	14	15000	PRN	Defined	15000
Torchmark Corp	COM	891027104	2075	51507	SH	Defined	51507
Tricon Global Restaurants	COM	895953107	1694	28820	SH	Defined	27599	1221
Tyco Intl Ltd New Com	COM	902124106	7895	244280	SH	Defined	231468	12812
U.S. Bancorp	COM	902973304	1013	44904	SH	Defined	23082	21822
Valassis Communications Inc	COM	918866104	1793	46406	SH	Defined	42705	3701
Vintage Petroleum Inc	COM	927460105	1332	90622	SH	Defined	87673	2949
Vital Signs, Inc.	COM	928469105	1766	47897	SH	Defined	45380	2517
Washington Mutual, Inc.	COM	939322103	7100	214298	SH	Defined	209887	4411
Waste Management, Inc.	COM	941061109	4403	161573	SH	Defined	151202	10371
Wausau-Mosinee Paper Corporation	COM	943315101	281	22000	SH	Defined	22000
WD-40 Co.	COM	929236107	361	12000	SH	Defined	12000
Worldcom, Inc.	COM	98157D106	506	75007	SH	Defined	71855	3152
Zale Corporation	COM	988858106	1936	47677	SH	Defined	47677
REPORT SUMMARY	108 DATA RECORDS		208179		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED